Future Minimum Payments Under Non-Cancelable Licensing Agreements (Detail) (Licensed copyrights of video contents) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Commitment And Contingencies [Line Items]
2015	$ 347,269	2,154,666
2016 and thereafter	0	0
Future Minimum Payments Under Non-Cancelable Licensing agreements	$ 347,269	2,154,666